Reserves	12 Months Ended
Dec. 31, 2018
Reserves
Reserves

22 Reserves

Retained earnings

The cumulative amount of goodwill written off directly to reserves resulting from acquisitions, net of disposals, amounted to $619m (2017: $631m; 2016: $613m) using year-end rates of exchange.

At 31 December 2018, 456,792 shares, at a cost of $22m, have been deducted from retained earnings (2017:  476,504 shares, at a cost of $22m; 2016:  276,303 shares, at a cost of $19m) to satisfy future vesting of employee share plans.

There are no significant statutory or contractual restrictions on the distribution of current profits of subsidiaries; undistributed profits of prior years are, in the main, permanently employed in the businesses of these companies. The undistributed income of AstraZeneca companies overseas might be liable to overseas taxes and/or UK taxation (after allowing for double taxation relief) if they were to be distributed as dividends (see Note 4).

	2018	2017	2016
	$m	$m	$m
Cumulative translation differences included within retained earnings
At 1 January	(1,017)	(2,028)	(372)
Foreign exchange arising on consolidation	(450)	536	(1,050)
Exchange adjustments on goodwill (recorded against other reserves)	(12)	18	(11)
Foreign exchange arising on designating borrowings in net investment hedges[1]	(520)	505	(591)
Fair value movement on derivatives designated in net investment hedges[2]	(8)	(48)	(4)
Net exchange movement in retained earnings	(990)	1,011	(1,656)
At 31 December	(2,007)	(1,017)	(2,028)
1.

Foreign exchange arising on designated borrowings in net investment hedges includes $45m in respect of designated bonds and $(565)m in respect of designated contingent consideration liabilities. The change in value of designated bonds relates to $25m in respect of our £350m 5.75% 2031 non-callable bond and $20m in respect of a €450m portion of our €750m 0.875% 2021 non-callable bond. The change in value of designated contingent consideration liabilities relates to $(358)m in respect of BMS’ share of Global Diabetes Alliance, $(32)m in respect of Almirall and $(6)m in respect of Definiens and $(169)m in relation to the put option liability in Acerta Pharma.

2.

Fair value movement on derivatives designated in net investment hedges comprises $(13)m in respect of our $750m Japanese yen to US dollar cross currency interest rate swap, $(1)m in respect of our $69m Chinese renminbi to US dollar cross currency interest rate swap and $6m in respect of our matured $151m Chinese renminbi to US dollar cross currency interest rate swap.

Cumulative amounts with respect to cash flow hedges included within retained earnings are $37m (2017: $76m; 2016: $80m). With effect from 1 January 2018, the Company has disclosed separately the costs of hedging of cross currency interest rate swaps in cash flow hedges and net investment hedges. The cumulative gain with respect to costs of hedging is $47m and the loss during the year was $54m.

The balance remaining in the foreign currency translation reserve from net investment hedging relationships for which hedge accounting no longer applied is a gain of £154m.

Other reserves

The other reserves arose from the cancellation of £1,255m of share premium account by the Company in 1993 and the redenomination of share capital ($157m) in 1999. The reserves are available for writing off goodwill arising on consolidation and, subject to guarantees given to preserve creditors at the date of the court order, are available for distribution.